Contingencies, Commitments, and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Provisions	$ 235,347	$ 135,090	$ 177,827
Bank And Subsidiaries Liabilities [Member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	7,859,923	5,393,860
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	552,340	437,396
Contingent liability for confirmed foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,756	2,207
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	291,975	136,561
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,800,785	1,407,102
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	4,496,446	2,656,219
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 715,621	$ 754,375